Share capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions								1 Months Ended				12 Months Ended
	Dec. 12, 2025 USD ($) shares	Dec. 19, 2024 USD ($)	Dec. 04, 2024 $ / shares	Dec. 04, 2024 USD ($) shares	Mar. 27, 2024 $ / shares	Mar. 27, 2024 USD ($) shares	Oct. 01, 2019 USD ($)	Aug. 19, 2025 shares	Dec. 31, 2024 CAD ($)	Dec. 19, 2024 CAD ($) Ounce $ / shares shares	Dec. 19, 2024 USD ($) Ounce shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Description of share consolidation													2.5 pre-consolidated common shares for one post-consolidated common share
Number of warrants issued						604,008
Value of warrants issued | $						$ 100
Exercise price of warrants issued | $ / shares					$ 0.75
Value of settlement | $													$ 3,000
Settlement of transaction-related payables, shares													2,329,870
Number of units granted						10,400,000
Units issued, price per unit | $ / shares					0.75
Proceeds from issuance of units | $						$ 5,800
Exercise price of warrants issued from unit | $ / shares					$ 1
Transaction costs | $						$ 800
Issuances of common shares, shares						60,000
Issuances of common shares, value | $						$ 100
Shares reserved for issuance under stock option plan													10.00%
Stock option, term													10 years
Weighted average fair value at grant date | $ / shares													$ 0.59	$ 0.45
Cash settled restricted share units outstanding												0	0	93,630
Cash settled restricted share units outstanding, value | $												$ 0	$ 0	$ 100
Share settled restricted share units outstanding												9,469,438	9,469,438	0
Number of performance share units granted								1,140,730
Vested expected life								3 years
Deferred share units issued and outstanding												3,213,599	3,213,599	1,425,166
Crescent Silver, LLC [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for asset acquisition	11,137,558
Gross proceeds | $				$ 132,300
Shares issued, price per share | $ / shares			$ 5.54
Shares issued during period, shares				33,062,500
Cash consideration transferred in acquisition | $	$ 20,000
Galena Complex Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for asset acquisition										68,000,000	68,000,000
Acquisition of non-controlling interest		40.00%					40.00%
Cash consideration transferred in acquisition | $		$ 10,000					$ 15,000				$ 10,000
Monthly deliveries of silver | Ounce										18,500	18,500
Non-controlling interests | $		$ 18,300									$ 18,300
Private placements [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds | $													$ 20,500	$ 9,400
Shares issued, price per share | (per share)												$ 2.45		$ 1.18
Shares issued during period, shares										50,000,000	50,000,000		11,664,016	11,245,046
Number of warrants issued													1,044,000
Value of warrants issued | $													$ 600
Exercise price of warrants issued | $ / shares												$ 2.5
Subscription receipts									$ 50	$ 50	$ 35,100
Share price for subscription receipts | $ / shares										$ 1
Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of directors fees awarded under deferred share unit plan													50.00%
Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of directors fees awarded under deferred share unit plan													100.00%